Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per Common Share (Table)

	2025	2024	2023
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$160,904	$176,231	$300,182
Preferred share dividends, Series D	—	—	(3,184)
Preferred share dividends, Series E	(10,976)	(10,976)	(10,976)
Preferred share dividends, Series F	(16,024)	(16,024)	(16,024)
Deemed dividend on Series D preferred shares	—	—	(3,256)
Undistributed and distributed income allocated to non-vested restricted common stock	(1,602)	(959)	—
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	132,302	148,272	266,742
Denominator
Weighted average number of shares, basic and diluted	29,739,492	29,505,603	29,505,603
Earnings per share, basic and diluted attributable to Tsakos Energy Navigation Limited	$4.45	$5.03	$9.04